Employee Benefit Plans - Schedule of Fair Value of Plan Assets (Details) - Pension Plans - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Total	$ 158,002	$ 145,065	$ 162,758
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fixed income securities	181,218	146,010
Investments measured at net asset value	8,662	7,323
Accounts payable – pending trades	(31,878)	(8,268)
Total	158,002	145,065
Fixed income securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fixed income securities	8,925	9,232
Fixed income securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fixed income securities	172,293	136,778
Fixed income securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fixed income securities	$ 0	$ 0
Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fixed income securities allocation (as a percent)	72.00%	75.00%
US Treasury and Government
Defined Benefit Plan Disclosure [Line Items]
Fixed income securities allocation (as a percent)	17.00%	17.00%
Agency Securities
Defined Benefit Plan Disclosure [Line Items]
Fixed income securities allocation (as a percent)	1.00%	2.00%
Other fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fixed income securities allocation (as a percent)	10.00%	6.00%